EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND Supplement to Prospectus dated February 1, 2011
Eaton Vance-Atlanta Capital Focused Growth Fund
1. As of the date of this Supplement the Fund now offers Class C shares.
2. The following replaces "Fees and Expenses of the Fund" under "Fund Summaries - Eaton Vance Atlanta Capital Focused Growth Fund" and reflects the addition of Class C shares, in addition to other changes:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.
Shareholder Fees (Eaton Vance Atlanta Capital Focused Growth Fund)	Shareholder Fees Caption [Text]	Shareholder Fees Column [Text]	Maximum Sales Charge (Load) (as a percentage of offering price)	Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)
Eaton Vance-Atlanta Capital Focused Growth Fund	Shareholder Fees (fees paid directly from your investment)
Eaton Vance-Atlanta Capital Focused Growth Fund Eaton Vance-Atlanta Capital Focused Growth Fund Class A		Class A	5.75%	none
Eaton Vance-Atlanta Capital Focused Growth Fund Eaton Vance-Atlanta Capital Focused Growth Fund Class C		Class C	none	1.00%
Eaton Vance-Atlanta Capital Focused Growth Fund Eaton Vance-Atlanta Capital Focused Growth Fund Class I		Class I	none	none

Annual Fund Operating Expenses (Eaton Vance -Atlanta Capital Focused Growth Fund)		Eaton Vance-Atlanta Capital Focused Growth Fund	Eaton Vance-Atlanta Capital Focused Growth Fund Eaton Vance-Atlanta Capital Focused Growth Fund Class A	Eaton Vance-Atlanta Capital Focused Growth Fund Eaton Vance-Atlanta Capital Focused Growth Fund Class C	Eaton Vance-Atlanta Capital Focused Growth Fund Eaton Vance-Atlanta Capital Focused Growth Fund Class I
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class I
Management Fees			0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees			0.25%	1.00%
Other Expenses			0.78%	0.78%	0.78%
Total Annual Fund Operating Expenses			1.68%	2.43%	1.43%
Expense Reimbursement	[2]		(0.43%)	(0.43%)	(0.43%)
Total Annual Fund Operating Expenses After Expense Reimbursement			1.25%	2.00%	1.00%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
[2]	The administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent Total Annual Fund Operating Expenses exceed 1.25% for Class A shares, 2.00% for Class C shares and 1.00% for Class I shares. This expense reimbursement will continue through January 31, 2013. Any amendments or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expenses, taxes or litigation expenses. Amounts reimbursed may be subject to recoupment during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example (Eaton Vance Atlanta Capital Focused Growth Fund) Eaton Vance-Atlanta Capital Focused Growth Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance-Atlanta Capital Focused Growth Fund Class A	Class A shares	695	993	1,357	2,378
Eaton Vance-Atlanta Capital Focused Growth Fund Class C	Class C shares	303	673	1,216	2,699
Eaton Vance-Atlanta Capital Focused Growth Fund Class I	Class I shares	102	366	697	1,637

Expenses without Redemption
Expense Example, No Redemption (Eaton Vance-Atlanta Capital Focused Growth Fund) Eaton Vance-Atlanta Capital Focused Growth Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance-Atlanta Capital Focused Growth Fund Class A	Class A shares	695	993	1,357	2,378
Eaton Vance-Atlanta Capital Focused Growth Fund Class C	Class C shares	203	673	1,216	2,699
Eaton Vance-Atlanta Capital Focused Growth Fund Class I	Class I shares	102	366	697	1,637

3. The following is added to the first paragraph under "Performance." in "Fund Summaries - Eaton Vance Atlanta Capital Focused Growth Fund":
No performance is shown for Class C shares because they have not been offered prior to the date of this Supplement.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	EATON VANCE GROWTH TRUST
Central Index Key	dei_EntityCentralIndexKey	0000102816
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2011
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
Supplement [Text Block]	evgt102816_SupplementTextBlock	EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND Supplement to Prospectus dated February 1, 2011
Eaton Vance-Atlanta Capital Focused Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	evgt102816_SupplementTextBlock	1. As of the date of this Supplement the Fund now offers Class C shares.
Supplement Expense [Text Block]	evgt102816_SupplementExpenseTextBlock	2. The following replaces "Fees and Expenses of the Fund" under "Fund Summaries - Eaton Vance Atlanta Capital Focused Growth Fund" and reflects the addition of Class C shares, in addition to other changes:
Fees and Expenses of the Fund	evgt102816_FundFeesAndExpensesAbstract
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	evgt102816_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	1-31-2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Performance	evgt102816_FundPastPerformanceAbstract
Supplement Performance [Text Block]	evgt102816_SupplementPerformanceTextBlock	3. The following is added to the first paragraph under "Performance." in "Fund Summaries - Eaton Vance Atlanta Capital Focused Growth Fund":
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance is shown for Class C shares because they have not been offered prior to the date of this Supplement.
Eaton Vance-Atlanta Capital Focused Growth Fund | Eaton Vance-Atlanta Capital Focused Growth Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	695
3 Years	rr_ExpenseExampleYear03	993
5 Years	rr_ExpenseExampleYear05	1,357
10 Years	rr_ExpenseExampleYear10	2,378
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	695
3 Years	rr_ExpenseExampleNoRedemptionYear03	993
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,357
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,378
Eaton Vance-Atlanta Capital Focused Growth Fund | Eaton Vance-Atlanta Capital Focused Growth Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleYear01	303
3 Years	rr_ExpenseExampleYear03	673
5 Years	rr_ExpenseExampleYear05	1,216
10 Years	rr_ExpenseExampleYear10	2,699
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	673
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,216
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,699
Eaton Vance-Atlanta Capital Focused Growth Fund | Eaton Vance-Atlanta Capital Focused Growth Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	366
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,637
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	102
3 Years	rr_ExpenseExampleNoRedemptionYear03	366
5 Years	rr_ExpenseExampleNoRedemptionYear05	697
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,637

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
[2]	The administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent Total Annual Fund Operating Expenses exceed 1.25% for Class A shares, 2.00% for Class C shares and 1.00% for Class I shares. This expense reimbursement will continue through January 31, 2013. Any amendments or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expenses, taxes or litigation expenses. Amounts reimbursed may be subject to recoupment during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.